Countervailing ("CVD") and antidumping ("ADD") duty dispute - CVD and ADD Rates (Details)	12 Months Ended
Dec. 31, 2024
Effective Date Two
Antidumping Info [Abstract]
Antidumping Dispute, Estimated Rate	9.25%
Effective Date Three
Antidumping Info [Abstract]
Antidumping Dispute, Estimated Rate	11.89%
AR1 POI | Effective Date One
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	24.12%
Countervailing Dispute, Price and Output Indices Rate	6.76%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	6.76%
Antidumping Dispute, Price and Output Indices Rate	1.40%
Antidumping Dispute, Estimated Rate	1.46%
AR1 POI | Effective Date Two
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	0.00%
Countervailing Dispute, Price and Output Indices Rate	0.00%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	5.57%
Antidumping Dispute, Price and Output Indices Rate	1.40%
Antidumping Dispute, Estimated Rate	1.46%
AR1 POI | Effective Date Three
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	17.99%
Countervailing Dispute, Price and Output Indices Rate	6.76%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	5.57%
Antidumping Dispute, Price and Output Indices Rate	1.40%
Antidumping Dispute, Estimated Rate	1.46%
AR1 POI | Effective Date Four
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	17.99%
Countervailing Dispute, Price and Output Indices Rate	7.57%
AR2 POI | Effective Date Five
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	17.99%
Countervailing Dispute, Price and Output Indices Rate	5.08%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	5.57%
Antidumping Dispute, Price and Output Indices Rate	6.06%
Antidumping Dispute, Estimated Rate	4.65%
AR3 POI | Effective Date Six
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	17.99%
Countervailing Dispute, Price and Output Indices Rate	3.62%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	5.57%
Antidumping Dispute, Price and Output Indices Rate	4.63%
Antidumping Dispute, Estimated Rate	3.40%
AR3 POI | Effective Date Seven
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	7.57%
Countervailing Dispute, Price and Output Indices Rate	3.62%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	1.40%
Antidumping Dispute, Price and Output Indices Rate	4.63%
Antidumping Dispute, Estimated Rate	3.40%
AR4 POI | Effective Date Eight
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	7.57%
Countervailing Dispute, Price and Output Indices Rate	2.19%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	1.40%
Antidumping Dispute, Price and Output Indices Rate	7.06%
Antidumping Dispute, Estimated Rate	6.80%
AR4 POI | Effective Date Nine
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	5.06%
Countervailing Dispute, Price and Output Indices Rate	2.19%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	6.06%
Antidumping Dispute, Price and Output Indices Rate	7.06%
Antidumping Dispute, Estimated Rate	6.80%
AR5 POI | Effective Date Ten
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	5.06%
Countervailing Dispute, Price and Output Indices Rate	6.85%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	6.06%
Antidumping Dispute, Price and Output Indices Rate	504.00%
Antidumping Dispute, Estimated Rate	4.52%
AR5 POI | Effective Date Eleven
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	5.08%
Countervailing Dispute, Price and Output Indices Rate	6.85%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	4.63%
Antidumping Dispute, Price and Output Indices Rate	504.00%
Antidumping Dispute, Estimated Rate	4.52%
AR5 POI | Effective Date Twelve
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	3.62%
Countervailing Dispute, Price and Output Indices Rate	6.85%
AR6 POI | Effective Date Twelve
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	4.63%
Antidumping Dispute, Estimated Rate	8.84%
AR6 POI | Effect Date Thirteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	3.62%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	7.06%
Antidumping Dispute, Estimated Rate	8.84%
AR6 POI | Effective Date Fourteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	2.19%
AR7 POI | Effect Date Fifteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	2.19%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	7.06%
Antidumping Dispute, Estimated Rate	2.58%
AR7 POI | Effective Date Sixteen
Countervailing Info [Abstract]
Countervailing Dispute, Cash Deposit Rate	6.85%
Antidumping Info [Abstract]
Antidumping Dispute, Cash Deposit Rate	5.04%
Antidumping Dispute, Estimated Rate	2.58%